EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
VEON and Summit complete US$100 deal for Bangladesh towers portfolio
On January 31, 2024, VEON announced that, further to the announcement dated November 15, 2023, and the legal transfer of towers in December 2023 following the receipt of all regulatory approvals, its wholly owned subsidiary, Banglalink has obtained the cash consideration for the sale of approximately BDT 11 billion (approximately US$96).
Repayment of the RCF
In February 2024, we repaid US$250 of drawn commitments maturing in March 2024 under our US$1,055 RCF, and in March 2024, we repaid the remaining amounts outstanding of US$805 under our RCF, originally due in March 2025, and canceled the RCF.
Issuance of PKR bond by PMCL
In April 2024, PMCL issued a short term PKR bond of PKR 15 billion (US$52) with a maturity of six months. The coupon rate is three-month Karachi Interbank Offered Rate (KIBOR) plus 25bps per annum.
BDCL syndicated credit facility
BDCL utilized the remaining BDT 3 billion (US$27) under its existing syndicated credit facility of BDT 8 billion (US$73) during January 2024 and February 2024.
Announcement of issuance of new shares
On March 1, 2024, VEON announced the issuance of 92,459,532 ordinary shares, after approval from the Board, to fund its existing and future equity incentive-based compensation plans. As a result of the issuance, VEON now has 1,849,190,667 issued and outstanding ordinary shares. The issuance of the ordinary shares represents approximately 4.99% of VEON's authorized ordinary shares. The shares are expected to be allocated to the company's existing and future equity incentive-based compensation plans, which are designed to align the interests of VEON's senior managers and employees with those of its shareholders and to support the company's long-term growth and performance, as well as compensation arrangements for strategic consultants. The shares were initially issued to VEON Holdings and then subsequently allocated to satisfy awards under the company's existing incentive plans and will also be allocated to future equity incentive-based compensation plans, and such other compensation arrangements, as and when needed, as well as to meet certain employee, consultant and other compensation requirements. As a result, the initial share issuance will have an immediate dilutive impact on existing shareholders. The ordinary shares will be issued at a price of US$0.001 per share, which is equal to the nominal value of VEON's ordinary shares.

Appointment of PricewaterhouseCoopers N.V. ("PwC Netherlands") as 2023 auditor
On March 14, 2024, VEON announced that it appointed PricewaterhouseCoopers Accountants N.V. as the independent external auditor for the audit of the Group’s consolidated financial statements for the year ended December 31, 2023 in accordance with International Standards on Auditing (the “ISA Audit”). The delay in appointment was due to difficulties the Company faced in identifying a suitable auditor due to the material changes in the Group’s portfolio of assets which resulted in a delay in filing this Annual Report on Form 20-F with the SEC and filing its annual report with the AFM.
VEON announces sale of stake in Beeline Kyrgyzstan
On March 26, 2024, VEON announced that it signed a share purchase agreement ("SPA") for the sale of its 50.1% indirect stake in Beeline Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global for cash consideration of US$32. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake. VEON is currently liaising with Kyrgyzstan public authorities regarding the regulatory approvals and the Government’s preemption right.
As a result of this anticipated transaction and assessment that control of the Kyrgyzstan operations will be transferred, as from the date of the SPA signing, the Company classified its Kyrgyzstan operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for Kyrgyzstan operations.

VEON increases management's and directors' ownership
On April 12, 2024, VEON announced an increase in management’s and directors' ownership in VEON shares through awards under its existing equity-based compensation plans. VEON is utilizing certain of the 92,459,532 common shares issued to VEON Holdings B.V. as disclosed in Note 1-General Information, announced on March 1, 2024, to satisfy the awards made. VEON’s Group Executive Committee ("GEC") received a total of 2,853,375 VEON common shares (equal to 114,135 VEON ADSs) within the scope of the VEON’s Deferred Share Plans, and a total of 1,839,895 VEON common shares (equal to 73,596 ADSs) within the scope of the VEON’s STIP. The members of the VEON Board of Directors received a total of 1,648,225 VEON common shares (equal to 65,929 ADSs) within the scope of their compensation.
Share-based awards to VEON’s GEC and Board of Directors
In January 2024, Mr. Kaan Terzioglu was granted 3,201,250 common shares (equal to 128,050 ADSs) under the Company's 2021 LTIP. In July 2024, these shares vested after meeting the required performance objectives whereby a portion was settled in cash and the remaining shares are expected to be transferred in 2025. In April 2024, Mr. Terzioglu vested 1,431,220 equity-settled common shares (equal to 57,249 ADSs) under the 2021 Deferred Share Plan ("2021 DSP") for Short-Term Incentive ("STI") 2023, which were transferred in June 2024. In June 2024, Mr. Terzioglu also received 2,393,275 common shares (equal to 95,731 ADSs) related to 3,662,240 common shares (equal to
146,490 ADSs) that had vested in September 2023 under the 2021 DSP. The remaining 1,268,965 common shares (equal to 50,759 ADSs) were withheld for tax purposes.
In April 2024, 10,457,359 equity-settled awards in common shares in the Company (equal to 418,294 ADSs) were granted to the GEC under the LTIP. The vesting of these shares is linked to the VEON shares’ relative TSR performance against VEON’s peer group which will be assessed at the end of the three years performance period, on December 31, 2026.
In April 2024, Mr. Joop Brakenhoff was granted and immediately vested in 434,549 equity settled common shares (equal to 17,382 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 520,519 equity-settled common shares in the Company (equal to 20,821 ADSs) were granted and vested immediately under the same plan for STI 2023. In June 2024, Mr. Brakenhoff received 482,325 common shares (equal to 19,293 ADSs), while 472,743 common shares (equal to 18,910 ADSs) were withheld for tax purposes related to the April 2024 grants. Also, in June 2024, Mr. Brakenhoff received 52,550 common shares (equal to 2,102 ADSs) related to 104,047 common shares (equal to 4,162 ADSs) that vested in December 2023 under the 2021 DSP. The remaining 51,497 common shares (equal to 2,060 ADSs) were withheld for tax purposes.
In April 2024, Ms. Omiyinka Doris was granted and immediately vested in 372,470 equity-settled awards in common shares (equal to 14,899 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 288,703 equity-settled awards in common shares (equal to 11,548 ADSs) were granted and vested immediately under the 2021 DSP in April 2024 for STI 2023. In June 2024, 333,900 common shares (equal to 13,356 ADSs) of the vested awards were transferred to Ms. Omiyinka Doris while 327,273 common shares (equal to 13,091 ADSs) were withheld for tax purposes.
In April 2024, VEON granted a total of 3,369,125 equity-settled awards and 1,547,650 cash-settled awards in common shares (equal to 134,765 and 61,906 ADSs, respectively) under the 2021 DSP to its current and former Board of Directors. By June 2024, 1,648,225 of the equity-settled common shares (equal to 65,929 ADSs) were vested and transferred to the Board members and 173,250 common shares (equal to 6,930 ADSs) were withheld for tax purposes.
VEON Holdings consent solicitations to noteholders
In April 2024, VEON Holdings launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of VEON Holdings for the years ended December 31, 2023 and December 31, 2024 on a reasonable best efforts basis by December 31, 2024 and December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding and were not exchanged.
Consent was achieved on the April 2025, June 2025, and November 2027 notes and VEON Holdings subsequently issued new notes with identical maturities to the April 2025, June 2025, and November 2027 notes (any such new notes, the “New Notes”) to the noteholders who participated in the consent process and tendered the original notes (the “Old Notes”), which were exchanged for the New Notes subsequently (economically) canceled. For the September 2025 and September 2026 notes VEON Holdings was unable to achieve consent; however, VEON Holdings subsequently redeemed these notes in June 2024.

VEON Holdings has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025, June 2025 and November 2027 further opportunities to exchange their Old Notes into corresponding New Notes maturing in April 2025, June 2025 and November 2027, respectively.
As of June 30, 2024, US$1,550 of New Notes due April 2025, June 2025 and November 2027 were outstanding and there were US$134 of remaining Old Notes subject to potential conversion to New Notes.
Following further conversions in July and August 2024, US$20 equivalent of April 2025, June 2025 and November 2027 Old Notes were exchanged for New Notes. As of August 28, 2024, the equivalent amount of New Notes outstanding is US$1,565 and the remaining Old Notes that are subject to potential conversion to New Notes is US$113.
VEON Holdings is not required to make any further principal or coupon payments under the Old Notes.
Make-whole call
In June 2024, VEON Holdings executed an early redemption of its September 2025 and September 2026 notes. These notes were fully repaid on June 18, 2024. Aggregate cash outflow including premium was RUB 5 billion (US$53).
VEON Receives Extension from NASDAQ for 20-F Filing
On May 22, 2024, VEON confirmed that on May 20, 2024 it received a notification letter from the Listing Qualifications Department of The Nasdaq Stock Market (“NASDAQ”) indicating that, as a result of the Company’s delay in filing its Annual Report on Form 20-F for the year ended December 31, 2023 (the “2023 20-F”), the Company was not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1) (the “Listing Rules”).
The Company had previously shared the expected delay in its 2023 20-F filing with a press release dated March 14, 2024, and subsequently filed its notification of late filing on Form 12b-25 with the SEC on May 1, 2024. As described in these disclosures, the delay in the Company’s 2023 20-F filing is due to the continued impact of challenges faced by the Company in connection with the timely appointment of an independent auditor that meets the requirements for a Public Company Accounting Oversight Board (“PCAOB”) audit following VEON’s exit from Russia.
The Company submitted a plan to regain compliance under Nasdaq Listing Rules and requested an exception of up to 180 calendar days, or until November 11, 2024, to regain compliance. On July 9, 2024, the Company announced that NASDAQ granted the Company an exception, enabling it to regain compliance with the Listing Rules by filing its 2023 annual report on 20-F on or before November 11, 2024.
Sale of TNS+ in Kazakhstan
On May 28, 2024, VEON announced that it signed share purchase agreement ("SPA") for the sale of its 49% in Kazakh wholesale telecommunications infrastructure services provider, TNS Plus LLP (TNS+), included within the Kazakhstan operating segment, to its joint venture partner, the DAR group of companies for total consideration (including deferred consideration) of US$137.5. The closing of the transaction was subject to customary regulatory approvals in Kazakhstan which were subsequently obtained. Accordingly, the sale was completed on September 30, 2024. As a result of this anticipated transaction and assessment that control of TNS+ will be transferred, as from the date of the SPA signing, the Company classified its TNS+ operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for TNS+ operations.
Appointment of UHY LLP as auditors
On May 29, 2024, VEON announced the appointment of UHY LLP (UHY) as the independent registered public accounting firm for the audit of the Group’s consolidated financial statements for the year ended December 31, 2023 in accordance with the standards established by the Public Company Accounting Oversight Board (United States) (the “PCAOB Audit”).
VEON Announces New Board
On May 31, 2024, VEON held its Annual General Meeting (AGM), during which the Company’s shareholders approved the recommended slate of seven directors as VEON’s new Board. The new members consist of former U.S. Secretary of State Michael R. Pompeo, Sir Brandon Lewis and Duncan Perry, who will serve alongside the incumbent directors Augie K. Fabela II, Andrei Gusev, Michiel Soeting and VEON Group CEO Kaan Terzioglu.
Following the AGM, the new Board held its inaugural meeting, and elected VEON’s Founder and Chairman Emeritus Augie K Fabela II as the Chairman.
PMCL syndicated credit facility
In May 2024, PMCL secured a syndicated credit facility of up to PKR 75 billion (US$270) including green shoe option of PKR 15 billion with a tenor of 10 years. PMCL utilized PKR 43 billion (US$154) from this facility through drawdowns in May and June 2024 with a further PKR 22 billion (US$78) drawn in July 2024.
PMCL bilateral credit facilities
In May 2024, PMCL utilized PKR 15 billion (US$54) from three bilateral credit facilities of PKR 5 billion (US$18) each from different banks. The tenor of each facility is 10 years.
Sale of Russian operations deferred consideration settlement
In July 2024, the remaining US$72 equivalent bonds were transferred to Unitel LLC, a wholly owned subsidiary of VEON Holdings, upon receipt of the OFAC license in June 2024, to offset the remaining deferred purchase price for the sale of VimpelCom completed in October 2023.
VEON Announces Intention to Delist from Euronext Amsterdam and Share buyback program
On August 1, 2024, the Company announced its intention to voluntarily delist from Euronext Amsterdam (the “Delisting”). VEON expects the Delisting process to take place in the fourth quarter of 2024, following and subject to the filing of this Annual Report on Form 20-F.
The Company also informed its shareholders that it intends to initiate a buyback program for up to US$100 of its American ADS following the Delisting. The timing and specifics of the ADS buybacks will be determined by the Company's management and Board of Directors in due course, and will be subject to liquidity considerations, market conditions, applicable legal requirements, and other factors.
Agreement with Impact Investments LLC for Strategic Support and Board Advisory Services

On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with Impact Investments which will provide strategic support and board advisory services to the Company and JSC Kyivstar (a wholly owned indirect subsidiary of the Company). Michael Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024, serves as Executive Chairman of Impact Investments. In exchange for the services provided, the Company will pay Impact Investments US$0.5 in cash per month on or about the 7th day of each month during the term of the 2024 Agreement. Further, the Company has granted to Impact Investments three common share warrants (hereby “Warrant A”, “Warrant B”, and “Warrant C”), with a value of $12, $2, and $2 worth of common shares in the capital of the Company, respectively. Warrant A vest ratably semi-annually over a period of three years subject to achievement of vesting conditions. One half of Warrant B will vest on the date that is six months after the three years anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant B will vest on the four years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. One half of Warrant C will vest on the date that is six months after the four years’ anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant C will vest on the five years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. The number of common shares to be transferred will be determined on the vesting date based on the 90-day average trading price. Finally, the Company, in its sole discretion, may pay Impact Investments an additional fee up to $3 subject to completion of certain strategic objectives.
On June 7, 2024, the Company and Impact Investments also entered into a termination letter in connection with a letter agreement between the Company and Impact Investments dated November 16, 2023. Under the terms of the termination letter, the Company paid Impact Investments $2 in common shares or 2,066,954 shares (equal to 82,678 ADS), which common shares were determined on the basis of the 90-day average trading price of the VEON common shares as of the date of the termination letter. These common shares were transferred to Impact Investments in August 2024, for strategic support and board advisory services to JSC Kyivstar performed by Impact Investments under the letter agreement between the Company, JSC Kyivstar and Impact Investments dated November 16, 2023.

VEON Announces Plan to Move its Headquarters to Dubai

On October 14, 2024, VEON announced its plan to move the Group Headquarters from Amsterdam to the DIFC in the United Arab Emirates. The Company also plans to update its corporate entity structure to reflect the relocation of the headquarters from move from the Netherlands to the DIFC, subject to tax and structuring analyses.

KaR-Tel Limited Liability Partnership credit facilities

On September 25, 2024 KaR-Tel Limited Liability Partnership ("KaR-Tel") signed a new bilateral credit facility with JSC Nurbank of KZT 18 billion (US$37) with a maturity of five years carrying fixed interest rate of 15.5%. On October 8, 2024, KaR-Tel utilized KZT 4.5 billion (US$10) from this facility.

2024 Annual Impairment Analysis

During July and August 2024 there was increased political uncertainty in Bangladesh culminating in network outages and blockages experienced by our Bangladesh subsidiary in connection with mass protests, civil unrest and riots that resulted in the fall of the government of Prime Minister Shiekh Hasina and the establishment of an interim government. These events and the political unrest have negatively impacted the populations’ disposable income and influenced telecom spending patterns, while increased operation costs for the business unit identified indicators of an impairment event with respect to our Bangladesh CGU in the third quarter of 2024. Management has not yet finalized the quantitative and qualitative assessments and valuation tests required to determine the estimated financial impact of such triggers in Bangladesh during the third quarter of 2024. Preliminary analysis suggests that we may incur a substantial impairment charge to the carrying value of the Bangladesh CGU for the period ended September 30, 2024. As of the date of October 17, 2024, we do not have enough certainty to provide an estimate of the charge or range of potential outcomes, but initial results of quantitative and qualitative assessments and valuation tests indicate that an impairment charge is likely to be material. We, however, cannot rule out the possibility that the final results of our impairment analysis may deviate significantly from our preliminary assessment. Final results of the analysis will be published in our interim unaudited consolidated condensed financial statement for the period ended September 30, 2024. Following the annual impairment goodwill test as at September 30, 2023 and the subsequent triggering event analysis as at December 31, 2023, no impairments were found at our Bangladesh CGU as, amongst other factors, it was operating in a revenue growth period (which period lasted through our second quarter of 2024), however, the Bangladesh CGU did have limited headroom in its carrying value; as a result, the impairment charge is expected to have a direct impact on our operating profit. See Note 11 for further detail. The circumstances in Bangladesh could also impact our assessment relating to the recognition and recoverability of our deferred tax assets in Bangladesh.